Basic and Diluted Net Income / (Loss) Per Share - Schedule of Computation of Basic and Diluted Net Income/(Loss) Per Share (Details) - Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income/(Loss) for the period	$ 710,458	$ (36,798,419)
Preferred stock dividend	(492,366)
Deemed Dividend due to warrant exchange	(155,279)
Net Income/(Loss) for the period – basic	$ 62,813	$ (36,798,419)
Denominator:
Weighted average number of shares of common stock – basic (in Shares)	64,066	19,077
Net Income/(Loss) per share of common stock – basic (in Dollars per share)	$ 0.98	$ (1,928.94)
Numerator:
Net Income/(Loss) for the period – basic	$ 62,813	$ (36,798,419)
Change in fair value of dilutive convertible notes	(14,028,067)
Net Income/(Loss) for the period – diluted	$ (13,965,254)	$ (36,798,419)
Denominator:
Weighted average number of shares of common stock – basic (in Shares)	64,066	19,077
Conversion of convertible notes into common stock (in Shares)	130,468
Common warrants (in Shares)	159,353
Weighted average number of shares of common stock – diluted (in Shares)	353,887	19,077
Net Income/(Loss) per share of common stock – diluted (in Dollars per share)	$ (39.46)	$ (1,928.94)